Business Combinations - Textual (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Nov. 30, 2011 Drake Center [Member]	Jun. 01, 2010 Desert Canyon [Member]	Sep. 20, 2010 Sugar Land [Member]	Sep. 30, 2010 Ft Smith [Member]
Business Acquisition (Textual) [Abstract]
Purchase Price of Acquisition	$ 43.2
Increase in Goodwill from Acquisition	12.6	1.4
Percentage of Assets and Operations Acquired			100.00%	100.00%	100.00%
Number of Hospital Beds Acquired		40	50	50	30
Amount of Acquisition Funded With Cash					$ 1.2